Note 17 - Consolidated Quarterly Financial Information (unaudited) (Tables)	12 Months Ended
Dec. 31, 2015
Quarterly Financial Information Disclosure [Abstract]
Schedule of Quarterly Financial Information [Table Text Block]
	Quarters Ended
	Mar. 31	Jun. 30	Sept. 30	Dec. 31
2015
Total interest income	$9,627	$8,866	$9,016	$8,825
Total interest expense	697	717	731	694
Net interest income	8,930	8,149	8,285	8,131
Provision for loan losses (1)	(78)	799	(11)	380
Noninterest income (2)	3,489	1,917	1,584	1,607
Noninterest expense	7,427	7,554	7,727	6,911
Net income	3,624	1,410	1,642	1,898

Earnings per share	$0.88	$0.34	$0.40	$0.46

2014
Total interest income	$9,508	$8,925	$8,904	$9,018
Total interest expense	726	738	696	715
Net interest income	8,782	8,187	8,208	8,303
Provision for loan losses (3)	494	1,386	(682)	1,589
Noninterest income (2)	4,118	1,912	2,106	1,657
Noninterest expense	7,295	6,997	7,244	7,757
Net income	3,564	1,344	2,742	423

Earnings per share	$0.87	$0.33	$0.67	$0.10

2013
Total interest income	$9,480	$8,764	$8,748	$8,966
Total interest expense	1,059	923	818	773
Net interest income	8,421	7,841	7,930	8,193
Provision for loan losses (4)	31	(189)	833	(198)
Noninterest income (2)	3,940	1,965	1,574	1,039
Noninterest expense	7,948	7,317	7,320	6,790
Net income	3,223	1,942	1,061	1,886

Earnings per share	$0.79	$0.48	$0.26	$0.47